Financial debt (Details 2) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial debt [Line Items]
Non-current portion of non-current borrowings	$ 1,553,973	$ 950,412	$ 2,495,127
2019 [member]
Disclosure of financial debt [Line Items]
Non-current portion of non-current borrowings	53,973
2022 [member]
Disclosure of financial debt [Line Items]
Non-current portion of non-current borrowings	$ 1,500,000